Investment Strategy	Oct. 05, 2026
SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Revision of Investment Strategy

In the Fund Summary for the Fund, under the heading titled “Principal Investment Strategies,” the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Such investments may include U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities, securities issued or guaranteed by government-sponsored entities, commercial paper and other high-quality, short-term fixed income securities. Additionally, the Fund will invest from time-to-time in shares of exchange-traded funds (ETFs), such as U.S. or non-U.S. corporate bond ETFs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE